Summary of significant accounting and reporting policies - Performance Obligation (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation	$ 936
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation	919
Later than one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation	$ 17